Securities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Securities
Allowance for credit losses	$ 0	$ 0
Realized gain (loss) on sale of available-for-sale securities, net	841,000	(116,000)
Proceeds from sale of available-for-sale securities	48,521,000	27,431,000
Carrying value of securities pledged	119,400,000	121,400,000
Fair value of investment in debt securities	$ 143,300,000	$ 208,800,000
Percentage of fair value of investment in debt	61.00%	87.00%
Number of investments in available for sale securities | item	211
Tranche One
Securities
Proceeds from sale of available-for-sale securities	$ 32,100,000	$ 27,400,000
Gain on sale of available-for-sale securities	873,000
Loss on the sale of available-for-sale securities		228,000
Tranche Two
Securities
Proceeds from sale of available-for-sale securities	16,400,000	7,200,000
Gain on sale of available-for-sale securities		$ 112,000
Loss on the sale of available-for-sale securities	$ 32,000